Loans and Allowance for Credit Losses, PCI Loans Outstanding (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2008
PCI Loans Carrying Value [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	$ 16,731	$ 19,971
PCI Loans Carrying Value [Member] | Total Commercial [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	677	712	$ 18,700
PCI Loans Carrying Value [Member] | Commercial and Industrial Loans [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	237	78
PCI Loans Carrying Value [Member] | Commercial real estate mortgage [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	383	542
PCI Loans Carrying Value [Member] | Commercial Real Estate Construction [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	57	92
PCI Loans Carrying Value [Member] | Total Consumer [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	16,054	19,259	40,100
PCI Loans Carrying Value [Member] | Real estate 1-4 family first mortgage [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	16,018	19,190
PCI Loans Carrying Value [Member] | Real estate 1-4 family junior lien mortgage [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	36	69
PCI Loans UPB [Member]
PCI loans [Abstract]
Total PCI loans (unpaid principal balance)	24,136	28,278	$ 98,200
PCI Loans UPB [Member] | Real estate 1-4 family first mortgage [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	20,803	24,135
PCI Loans UPB [Member] | Real estate 1-4 family junior lien mortgage [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	192	$ 229
GE Capital Acquisition [Member] | Total Commercial [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	$ 172